Investments (Narrative) (Detail) $ in Millions		1 Months Ended	3 Months Ended				12 Months Ended
		Sep. 30, 2014 member mi	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)		Mar. 31, 2018 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2018 USD ($)
Schedule of Equity Method Investments [Line Items]
Contributions to equity method affiliates			$ 69			$ 87
Investment in equity method affiliates			1,433	$ 1,278	[1]			$ 1,278	[1]
Other receivables	[2]		203	331	[1]			$ 331	[1]
Blue Racer
Schedule of Equity Method Investments [Line Items]
Additional consideration including interest received in connection with sale			151
Ownership interest percentage of limited partner interests								50.00%
Dominion Energy Gas Holdings, LLC
Schedule of Equity Method Investments [Line Items]
Investment in equity method affiliates			337	339	[3]			$ 339	[3]
Other receivables	[4]		13	18	[3]			18	[3]
Equity in earnings on investments			13			20
Dominion Energy Gas Holdings, LLC | Partnership Interest
Schedule of Equity Method Investments [Line Items]
Investment in equity method affiliates			337	339				339
Equity in earnings on investments			13			20
Distributions received from investment			15			15
Carrying amount of investment that exceeded share of underlying equity			146	146				146
Atlantic Coast Pipeline
Schedule of Equity Method Investments [Line Items]
Contributions to equity method affiliates			95			78
Atlantic Coast Pipeline | Previous Minimum
Schedule of Equity Method Investments [Line Items]
Project cost estimates				6,000
Atlantic Coast Pipeline | Previous Maximum
Schedule of Equity Method Investments [Line Items]
Project cost estimates				6,500
Atlantic Coast Pipeline | Current Minimum
Schedule of Equity Method Investments [Line Items]
Project cost estimates				7,000
Atlantic Coast Pipeline | Current Maximum
Schedule of Equity Method Investments [Line Items]
Project cost estimates				7,500
Atlantic Coast Pipeline | Scenario Forecast
Schedule of Equity Method Investments [Line Items]
Project cost estimates increase							$ 250
Atlantic Coast Pipeline | Minimum | Scenario Forecast
Schedule of Equity Method Investments [Line Items]
Project cost estimates							7,250
Atlantic Coast Pipeline | Maximum | Scenario Forecast
Schedule of Equity Method Investments [Line Items]
Project cost estimates							$ 7,750
Atlantic Coast Pipeline | DETI
Schedule of Equity Method Investments [Line Items]
Revenue			31			$ 46
Other receivables			11	13				13
Atlantic Coast Pipeline | Current Liabilities
Schedule of Equity Method Investments [Line Items]
Investment in equity method affiliates			$ 32
Atlantic Coast Pipeline | Pipelines | Jointly Owned Natural Gas Pipeline | Distribution
Schedule of Equity Method Investments [Line Items]
Ownership interest (percentage)			48.00%
Length of natural gas pipeline (in miles) | mi		600
Number of members | member		3
Duration of contract		20 years
Atlantic Coast Pipeline | Pipelines | Jointly Owned Natural Gas Pipeline | Distribution | Duke Energy
Schedule of Equity Method Investments [Line Items]
Ownership interest (percentage)			47.00%
Atlantic Coast Pipeline | Pipelines | Jointly Owned Natural Gas Pipeline | Distribution | Southern Company Gas [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest (percentage)			5.00%
Trading Securities
Schedule of Equity Method Investments [Line Items]
Rabbi trust securities			$ 112	$ 111				$ 111

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[2]	See Note 10 for amounts attributable to related parties.
[3]	Dominion Energy Gas’ Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[4]	See Note 19 for amounts attributable to related parties.